Movity, Inc. Acquisition - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010
Business Acquisition [Line Items]
Business acquisition related expenses		$ 155,000
Business acquisition total purchase consideration	2,218,000
Business acquisition issuance of common stock	542,689
Business acquisition common stock fair value	$ 4.0866
Business acquisition number of withhold shares	125,461
Business acquisition, number of shares released on 18-month	91,594
Business acquisition, shares returned from escrow account	3,343
Business acquisition, shares withheld release description	(i) 75% of the shares will be released on the 18-month anniversary of the acquisition date, and (ii) the remaining shares will be released on April 15, 2014.
Business acquisition, percentage of shares released on 18-month	75.00%
Goodwill resulting from the acquisition	$ 2,155,000
Indemnification Agreement
Business Acquisition [Line Items]
Claims subject to indemnification	0